Consolidated Statement of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital stock	Legal reserve	Reserve for repurchase of shares	Other comprehensive income	Retained earnings	Non-controlling interest	Total
Balances at January 1 at Dec. 31, 2016	$ 7,767,276	$ 893,133	$ 5,045,254	$ 893,132	$ 8,155,159		$ 22,753,954
Balances at January 1 at Dec. 31, 2016	7,767,276	893,133	5,045,254	893,132	8,155,159		22,753,954
Comprehensive income:
Net profit for the year					5,834,484	$ 915,681	6,750,165
Other comprehensive expense accounted for by the equity method				(237,617)			(237,617)
Cancellation of the effect foreign currency translation in the joint venture				(655,515)			(655,515)
Effect of foreign currency translation in subsidiaries				195,511		119,510	315,021
Remeasurement of labor obligations					(2,739)		(2,739)
Total comprehensive income				(697,621)	5,831,745	1,035,191	6,169,315
Transfers to legal reserve		181,869			(181,869)
Transfers to the reserve for acquisitions of shares (Note 13)			2,007,381		(2,007,381)
Dividends paid on April 26, 2018 ($ 6.78 per share) (Note 13)					(1,848,000)		(1,848,000)
Non-controlling interest						6,613,032	6,613,032
Balance at December 31 at Dec. 31, 2017	7,767,276	1,075,002	7,052,635	195,511	9,949,654	7,648,223	33,688,301
Comprehensive income:
Net profit for the year					4,987,601	132,205	5,119,806
Effect of foreign currency translation in subsidiaries				(5,720)		121,779	116,059
Remeasurement of labor obligations					4,692		4,692
Total comprehensive income				(5,720)	4,992,293	253,984	5,240,557
Transfers to legal reserve		291,865			(291,865)
Transfers to the reserve for acquisitions of shares (Note 13)			2,809,627		(2,809,627)
Dividends paid on April 26, 2018 ($ 6.78 per share) (Note 13)					(2,034,000)		(2,034,000)
Difference in the consideration paid for the acquisition of the non-controlling interest of Airplan recognized on parents equity (Note 1.2)					113,534	(327,003)	(213,469)
Balance at December 31 at Dec. 31, 2018	7,767,276	1,366,867	9,862,262	189,791	9,919,989	7,575,204	36,681,389
Comprehensive income:
Net profit for the year					5,465,822	217,813	5,683,635
Effect of foreign currency translation in subsidiaries				(408,579)		(179,996)	(588,575)
Remeasurement of labor obligations					(5,272)		(5,272)
Total comprehensive income				(408,579)	5,460,550	37,817	5,089,788
Transfers to legal reserve		249,666			(249,666)
Transfers to the reserve for acquisitions of shares (Note 13)			1,692,310		(1,692,310)
Dividends paid on April 26, 2018 ($ 6.78 per share) (Note 13)					(3,000,000)		(3,000,000)
Balance at December 31 at Dec. 31, 2019	$ 7,767,276	$ 1,616,533	$ 11,554,572	$ (218,788)	$ 10,438,563	$ 7,613,021	$ 38,771,177